Financial instruments – risk management	12 Months Ended
Dec. 31, 2022
Financial instruments – risk management

20	Financial instruments – risk management

The Group is exposed through its operations to the following financial risks:

•	Credit risk
•	Foreign exchange risk
•	Liquidity risk

This note describes the Group’s policies and processes for managing those risks. The policy for managing these risks is reviewed and agreed with the Board, however it has delegated the authority for designing and operating processes that ensure the effective management of the risks to the Group’s management. .

Principal financial instruments

The principal financial instruments used by the Group, from which financial instrument risk arises, are as follows:

•	Trade and other receivables
•	Cash and cash equivalents
•	Trade and other payables
•	Accruals
•	Loans and borrowings
•	Derivative financial liability

A summary of the financial instruments held by category is provided below:

Financial assets – amortised cost

	2022 £’000	2021 £’000	2020 £’000
Cash and cash equivalents	2,836	10,057	7,546
Trade receivables	329	33	95
Other receivables	–	–	–
Total financial assets	3,165	10,090	7,641

Financial liabilities – amortised cost

	2022 £’000	2021 £’000	2020 £’000
Trade payables	339	485	337
Other payables	17	5	26
Accruals	817	546	768
Borrowings	624	766	260
Total financial liabilities – amortised cost	1,797	1,802	1,391

Financial liabilities – fair value through profit and loss – current

	2022 £’000	2021 £’000	2020 £’000
Equity settled derivative financial liability	85	553	1,559

Fair value hierarchy

The Group uses the following hierarchy for determining and disclosing the fair value of financial instruments by valuation technique:

•	Level 1: quoted (unadjusted) prices in active markets for identical assets and liabilities;
•	Level 2: other techniques for which all inputs which have a significant effect on the recorded fair value are observable, either directly or indirectly; and
•	Level 3: techniques which use inputs that have a significant effect on the recorded fair value that are not based on observable market data.

The fair value of the Group’s derivative financial liability is measured at fair value on a recurring basis. The following table gives information about how the fair value of this financial liability is determined, additional disclosure is given in note 19:

Financial liabilities	Fair value as at 31/12/2022	Fair value hierarchy	Valuation technique(s) and key input(s)	Significant unobservable input(s)	Relationship of unobservable inputs to fair value
Equity settled financial derivative liability	£48,000	Level 3	Monte Carlo simulation model	Volatility rate of 70.0% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.
				Expected life between a range of 0.1 and 2.88 years determined using the remaining life of the share options.	The shorter the expected life the lower the fair value.
				Risk-free rate of 4.22% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.
Equity settled financial derivative liability	£37,000	Level 3	Monte Carlo simulation model	Volatility rate of 70.0% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.
				Expected life between a range of 0.1 and 2.5 years determined using the remaining life of the share options.	The shorter the expected life the lower the fair value.
				Risk-free rate of 4.32% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.
Total	£85,000

Financial liabilities	Fair value as at 31/12/2021	Fair value hierarchy	Valuation technique(s) and key input(s)	Significant unobservable input(s)	Relationship of unobservable inputs to fair value
Equity settled financial derivative liability	£467,000	Level 3	Monte Carlo simulation model	Volatility rate of 95.0% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.
				Expected life between a range of 0.1 and 3.88 years determined using the remaining life of the share options.	The shorter the expected life the lower the fair value.
				Risk-free rate of 0.31% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.
Equity settled financial derivative liability	£86,000	Level 3	Monte Carlo simulation model	Volatility rate of 85.0% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.
				Expected life between a range of 0.1 and 3.5 years determined using the remaining life of the share options.	The shorter the expected life the lower the fair value.
				Risk-free rate of 0.71% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.
Equity settled financial derivative liability	–	Level 3	Black-Scholes option pricing model	Volatility rate of 85.0% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.
				Expected life between a range of 0.10 and 0.9 years determined using the remaining life of the share options.	The shorter the expected life the lower the fair value.
				Risk-free rate of 0.71% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.
Total	£553,000

Financial liabilities	Fair value as at 31/12/2020	Fair value hierarchy	Valuation technique(s) and key input(s)	Significant unobservable input(s)	Relationship of unobservable inputs to fair value
Equity settled financial derivative liability	£1,187,000	Level 3	Monte Carlo simulation model	Volatility rate of 105.0% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.
				Expected life between a range of 0.1 and 4.49 years determined using the remaining life of the share options.	The shorter the expected life the lower the fair value.
				Risk-free rate of 0.07% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.
Equity settled financial derivative liability	£372,000	Level 3	Monte Carlo simulation model	Volatility rate of 105.0% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.
				Expected life between a range of 0.1 and 4.888 years determined using the remaining life of the share options.	The shorter the expected life the lower the fair value.
				Risk-free rate of 0.08% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.
Equity settled financial derivative liability	–	Level 3	Black-Scholes option pricing model	Volatility rate of 105.0% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.
				Expected life between a range of 1.0 and 1.9 years determined using the remaining life of the share options.	The shorter the expected life the lower the fair value.
				Risk-free rate of 0.8% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.
Total	£1,559,000

Changing the unobservable risk free rate input to the valuation model by 10% higher while all other variables were held constant, would not impact the carrying amount of shares (2021: nil ; 2020: nil).

There were no transfers between Level 1 and 2 in the period.

The financial liability measured at fair value on Level 3 fair value measurement represents consideration relating to warrants issued in May 2020 and October 2019 as part of Registered Direct offerings and also a business combination.

Credit risk

The Group is exposed to credit risk from amounts due from collaborative partners and from cash and cash equivalents and deposits with banks and financial institutions. The risk from collaborative partners is deemed to be low. For banks and financial institutions, only independently rated parties with high credit status are accepted. The Group does not enter into derivatives to manage credit risk. The gross carrying amount of a financial asset is written off (either partially or in full) to the extent that there is no realistic prospect of recovery.

The total exposure to credit risk of the Group is equal to the total value of the financial assets held at each year end as noted above.

Foreign exchange risk

Foreign exchange risk arose because the Group had a material operation located in Bilbao, Spain. Given the levels of materiality, the Group did not hedge its net investments in overseas operations as the cost of doing so would be disproportionate to the exposure.

The table below shows analysis of the Pounds Sterling equivalent of year-end cash and cash equivalent balances by currency:

	2022 £’000	2021 £’000	2020 £’000
Cash and cash equivalents:
Pounds Sterling	2,588	10,057	7,247
US Dollar	248	–	120
Euro	–	–	179
Total	2,836	10,057	7,546

The table below shows the foreign currency exposure that gives rise to net currency gains and losses recognised in the consolidated statement of comprehensive income. As at 31 December, these exposures were as follows:

	2022 £’000	2021 £’000	2020 £’000
Net Foreign Currency Assets/(Liabilities):
US Dollar	248	–	120
Euro	17	22	54
Other	–	–	1
Total	265	22	175

Foreign exchange risk also arises when individual Group entities enter into transactions denominated in a currency other than their functional currency; the Group’s transactions outside the UK to the US and Europe drive foreign exchange movements where suppliers invoice in currency other than sterling. These transactions are not hedged because the cost of doing so is disproportionate to the risk.

Foreign currency sensitivity analysis

The most significant currencies in which the Group transacts, other than Pounds Sterling, are the US Dollar and the Euro. The Group also trades in other currencies in small amounts as necessary.

The following table details the Group’s sensitivity to a 10% change in year-end exchange rates, which the Group feels is the maximum likely change in rate based upon recent currency movements, in the key foreign currency exchange rates against Pounds Sterling:

Year ended 31 December 2022	US Dollar £’000	Euro £’000	Other £’000
Loss before tax	25	(1)	–
Total equity	25	(1)	–

Year ended 31 December 2021	US Dollar £’000	Euro £’000	Other £’000
Loss before tax	–	2	–
Total equity	–	2	–

Year ended 31 December 2020	US Dollar £’000	Euro £’000	Other £’000
Loss before tax	12	(293)	(4)
Total equity	12	(293)	(4)

Liquidity risk

Liquidity risk arises from the Group’s management of working capital. It is the risk that the Group will encounter difficulty in meeting its financial obligations as they fall due. It is the Group’s aim to settle balances as they become due.

In December 2022, the Company completed a Registered Direct Offering in the US which raised £0.3 million before expenses.

In February 2021, previously issued warrants were exercised resulting in the Company receiving £0.13 million before expenses. In July 2021, the Company completed a UK placing which raised £10.0 million before expenses.

The Directors have prepared cash flow forecasts and considered the cash flow requirement for the Company for the next three years including the period twelve months from the date of approval of the consolidated financial statements. These forecasts show that further financing will be required during the fourth quarter of 2023 assuming, inter alia, that certain development programs and other operating activities continue as currently planned. This requirement for additional financing in the short term represents a material uncertainty that may cast significant doubt upon the Group and parent company’s ability to continue as a going concern.

In our opinion, the environment for financing of small and micro-cap biotech companies is as challenging as it has been since the financial crisis of 2008-2010. While this may present acquisition and/or merger opportunities with other companies with limited or no access to financing, any attendant financings by Biodexa are likely to be dilutive. We and our advisors continue to evaluate financing options, including those connected to acquisitions and/or mergers, potentially available to the Group, including fundraising and the partnering of assets and technologies of the Company. The alternatives being considered are all at an early stage and are contingent upon the agreement of counterparties and accordingly, there can be no assurance that any of the alternative courses of action to finance the Company will be successful. This requirement for additional financing in the short term represents a material uncertainty that may cast significant doubt about our ability to continue as a going concern. Should it become evident in the future that there are no realistic financing options available to the Company which are actionable before its cash resources run out then the Company will no longer be a going concern. In such circumstances, we would no longer be able to prepare financial statements under paragraph 25 of IAS 1. Instead, the financial statements would be prepared on a liquidation basis and assets would stated at net realizable value and all liabilities would be accelerated to current liabilities. As a result of the foregoing, our independent registered public accounting firm included an explanatory paragraph in its report on our financial statements as of and for the year ended 31 December 2022 with respect to this uncertainty.

We believe there are adequate options and time and available to secure additional financing for the Company and after considering the uncertainties, we considered it is appropriate to continue to adopt the going concern basis in preparing these financial information.

The following table sets out the contractual maturities (representing undiscounted contractual cash-flows) of financial liabilities:

2022	Up to 3 months £’000	Between 3 and 12 months £’000	Between 1 and 2 years £’000	Between 2 and 5 years £’000	Over 5 years £’000
Trade and other payables	1,173	–	–	–	–
Lease liabilities	49	140	188	254	–
Total	1,222	140	188	254	–

2021	Up to 3 months £’000	Between 3 and 12 months £’000	Between 1 and 2 years £’000	Between 2 and 5 years £’000	Over 5 years £’000
Trade and other payables	1,036	–	–	–	–
Lease liabilities	46	171	195	442	–
Total	1,082	171	195	442	–

2020	Up to 3 months £’000	Between 3 and 12 months £’000	Between 1 and 2 years £’000	Between 2 and 5 years £’000	Over 5 years £’000
Trade and other payables	1,131	–	–	–	–
Lease liabilities	25	75	61	8	–
Government research loans	107	–	–	–	–
Total	1,263	75	61	8	–

More details with regard to the line items above are included in the respective notes:

Trade and other payables – note 16

Borrowings – note 17

As a result of the Strategic Review undertaken in March 2020 the Group repaid all Government Research loans during 2020 and 2021.

Capital risk management

The Group monitors capital which comprises all components of equity (i.e. share capital, share premium, foreign exchange reserve and accumulated deficit).

The Group’s objectives when maintaining capital are:

•	to safeguard the entity’s ability to continue as a going concern; and
•	to have sufficient resource to take development projects forward towards commercialisation.

The Group continues to incur substantial operating expenses. Until the Group generates positive net cash inflows from the commercialisation of its products it remains dependent upon additional funding through the injection of equity capital and government funding. The Group may not be able to generate positive net cash inflows in the future or to attract such additional required funding at all, or on suitable terms. In such circumstances the development programmes may be delayed or cancelled, and business operations cut back.

The Group seeks to reduce this risk by keeping a tight control on expenditure, avoiding long term supplier contracts (other than clinical trials), prioritising development spend on products closest to potential revenue generation, obtaining government grants (where applicable), maintaining a focussed portfolio of products under development and keeping shareholders informed of progress.

There have been no changes to the Group’s processes for managing capital risk since the previous year.